Cash and balances with central bank (Tables)	12 Months Ended
Dec. 31, 2020
Cash and balances with central bank [abstract]
Summary of cash and balances with central bank
Cash and balances with central banks
	2020	2019
Amounts held at central banks	109,237	51,178
Cash and bank balances	1,851	2,024
	111,087	53,202